Securitized Mortgage Trusts (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Securitized Mortgage Collateral
Schedule of securitized mortgage trust assets

	March 31,	December 31,
	2022	2021
Securitized mortgage collateral, at fair value	$—	$1,639,251
REO, at net realizable value (NRV)	—	3,479
Total securitized mortgage trust assets	$—	$1,642,730

	December 31,	December 31,
	2021	2020
Securitized mortgage collateral, at fair value	$1,639,251	$2,100,175
REO, at net realizable value (NRV)	3,479	3,094
Total securitized mortgage trust assets	$1,642,730	$2,103,269

Summary of securitized mortgage collateral

	December 31,	December 31,
	2021	2020
Mortgages secured by residential real estate	$1,653,749	$2,205,575
Mortgages secured by commercial real estate	89,801	170,418
Fair value adjustment	(104,299)	(275,818)
Total securitized mortgage collateral, at fair value	$1,639,251	$2,100,175

Schedule of real estate owned

	December 31,	December 31,
	2021	2020
REO	$10,335	$10,140
Impairment(1)	(6,856)	(6,967)
Ending balance	$3,479	$3,173
REO inside trusts	$3,479	$3,094
REO outside trusts	—	79
Total	$3,479	$3,173
(1)	Impairment represents the cumulative write-downs of net realizable value subsequent to foreclosure.

Schedule of securitized mortgage trust liabilities

	March 31,	December 31,
	2022	2021
Securitized mortgage borrowings	$—	$1,614,862

	December 31,	December 31,
	2021	2020
Securitized mortgage borrowings	$1,614,862	$2,086,557

Schedule of securitized mortgage borrowings

		Securitized
		mortgage
		borrowings
		outstanding as of
		December 31,		Range of Interest Rates (%)
					Interest	Interest
					Rate	Rate
	Original			Fixed	Margins over	Margins after
	Issuance			Interest	One-Month	Contractual
Year of Issuance	Amount	2021	2020	Rates	LIBOR(1)	Call Date(2)
2002	$3,876.1	$2.7	$3.4	5.25 – 12.00	0.27 – 2.75	0.54 – 3.68
2003	5,966.1	12.9	19.1	4.34 – 12.75	0.27– 3.00	0.54 – 4.50
2004	17,710.7	210.9	287.3	3.58 – 5.56	0.25 – 2.50	0.50 – 3.75
2005	13,387.7	1,198.2	1,404.6	—	0.24 – 2.90	0.48 – 4.35
2006	5,971.4	1,626.0	1,860.3	6.25	0.10 – 2.75	0.20 – 4.13
2007	3,860.5	882.5	1,012.5	—	0.06 – 2.00	0.12 – - 3.00
Subtotal contractual principal balance(3)		3,933.2	4,587.2
Fair value adjustment(4)		(2,318.3)	(2,500.6)
Total securitized mortgage borrowings		$1,614.9	$2,086.6
(1)	One-month LIBOR was 0.10% as of December 31, 2021.
(2)	Interest rate margins are generally adjusted when the unpaid principal balance is reduced to less than 10-20% of the original issuance amount, or if certain other triggers are met.
(3)	Represents the outstanding balance in accordance with trustee reporting.
(4)	Fair value adjustment is inclusive of $2.2 billion in bond losses at December 31, 2021 and 2020.

Schedule of expected principal reductions of securitized mortgage borrowings

	Payments Due by Period
		Less Than	One to	Three to	More Than
	Total	One Year	Three Years	Five Years	Five Years
Warehouse borrowings	$285,539	$285,539	$—	$—	$—
Convertible notes	20,000	20,000	—	—	—
Long-term debt	62,000	—	—	—	62,000
Total debt obligations	$367,539	$305,539	$—	$—	$62,000

Schedule of changes in fair value of net trust assets, including trust REO gains

	For the Three Months Ended
	March 31,
	2022	2021
Change in fair value of net trust assets, excluding REO(1)	$9,248	$(3,544)
Gains from trust REO	—	1,871
Change in fair value of net trust assets, including trust REO gains	$9,248	$(1,673)
(1)	Change in fair value of net trust assets, excluding REO for the three months ended March 31, 2022 represents the net increase in fair value of the net trust assets including REO as of February 28, 2022 and transaction costs.

	For the Year Ended
	December 31,
	2021	2020
Change in fair value of net trust assets, excluding REO	$6,471	$(13,081)
Gains from trust REO	111	7,393
Change in fair value of net trust assets, including trust REO gains	$6,582	$(5,688)

Securitized mortgage borrowings
Securitized Mortgage Collateral
Schedule of expected principal reductions of securitized mortgage borrowings

As of December 31, 2021, expected principal reductions of the securitized mortgage borrowings, which is based on contractual principal payments and expected prepayment and loss assumptions for securitized mortgage collateral, was as follows (dollars in millions):

	Payments Due by Period
		Less Than	One to	Three to	More Than
	Total	One Year	Three Years	Five Years	Five Years
Securitized mortgage borrowings(1)	$3,933.2	$420.8	$511.4	$296.4	$2,704.6
(1)	Represents the outstanding balance in accordance with trustee reporting.